Expense Example, No Redemption - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - FidelityAdvisorGlobalRealEstateFund-AMCIZPRO - Fidelity Advisor Global Real Estate Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Global Real Estate Fund - Class A
Expense Example, No Redemption:
1 Year	$ 690
3 Years	1,400
5 Years	2,222
10 Years	4,344
Fidelity Advisor Global Real Estate Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	1,267
5 Years	2,151
10 Years	4,416
Fidelity Advisor Global Real Estate Fund - Class C
Expense Example, No Redemption:
1 Year	198
3 Years	1,096
5 Years	2,099
10 Years	4,472
Fidelity Advisor Global Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	97
3 Years	789
5 Years	1,601
10 Years	3,723
Fidelity Advisor Global Real Estate Fund - Class Z
Expense Example, No Redemption:
1 Year	82
3 Years	755
5 Years	1,550
10 Years	$ 3,636